Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income from continuing operations by US and International Table
Income from continuing operations before taxes consisted of the following:

	Years Ended December 31,
	2013	2012	2011
U.S.	$288,660	$387,987	$384,602
International	95,294	123,783	81,014
Total	$383,954	$511,770	$465,616

Components of Income Tax Expense (Benefit) Table
The provision for income taxes from continuing operations consisted of the following:

	Years Ended December 31,
	2013	2012	2011
U.S. Federal:
Current	$78,315	$151,984	$(93,791)
Deferred	(19,754)	16,136	135,305
	58,561	168,120	41,514
U.S. State and Local:
Current	5,359	(2,604)	27,385
Deferred	(8,026)	(26,273)	(15,546)
	(2,667)	(28,877)	11,839
International:
Current	28,063	57,906	60,322
Deferred	(5,990)	(82,862)	(85,401)
	22,073	(24,956)	(25,079)

Total current	111,737	207,286	(6,084)
Total deferred	(33,770)	(92,999)	34,358
Total provision for income taxes	$77,967	$114,287	$28,274

Effective tax rate	20.3%	22.3%	6.1%

Reconciliation of statutory rate to effective rate
The items accounting for the difference between income taxes computed at the federal statutory rate and our provision for income taxes consist of the following:

	Years Ended December 31,
	2013	2012	2011
Federal statutory provision	$134,389	$179,119	$162,965
State and local income taxes	(1,733)	(2,071)	12,079
Impact of non-U.S. leveraged lease asset sales	—	(30,367)	(31,423)
Other impact of foreign operations	(28,238)	23,025	(11,526)
Tax exempt income/reimbursement	(1,672)	(1,992)	(2,674)
Federal income tax credits/incentives	(10,282)	(8,918)	(10,741)
Unrealized stock compensation benefits	2,292	3,456	3,538
Resolution of U.S. tax examinations	(3,853)	(47,380)	(94,225)
Outside basis differences	(13,214)	—	—
Other, net	278	(585)	281
Provision for income taxes	$77,967	$114,287	$28,274

Components of Deferred Tax Assets and Liabilities
Deferred tax liabilities and assets consisted of the following:

	December 31,
	2013	2012
Deferred tax liabilities:
Depreciation	$(33,057)	$(44,239)
Deferred profit (for tax purposes) on sale to finance subsidiary	(142,114)	(157,279)
Lease revenue and related depreciation	(249,998)	(306,612)
Amortizable intangibles	(79,852)	(104,156)
Other	(73,077)	(35,157)
Deferred tax liabilities	(578,098)	(647,443)

Deferred tax assets:
Nonpension postretirement benefits	99,628	119,002
Pension	43,301	117,509
Inventory and equipment capitalization	22,824	26,778
Restructuring charges	26,837	20,793
Long-term incentives	28,880	35,056
Net operating loss	143,839	152,617
Tax credit carry forwards	48,617	41,518
Tax uncertainties gross-up	35,298	28,492
Other	147,709	89,406
Valuation allowance	(122,780)	(142,176)
Deferred tax assets	474,153	488,995

Total deferred taxes, net	$(103,945)	$(158,448)

Tax Uncertainties Rollforward
A reconciliation of the amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance at beginning of year	$151,098	$202,828	$535,983
Increases from prior period positions	15,777	11,811	67,065
Decreases from prior period positions	(6,908)	(17,985)	(140,107)
Increases from current period positions	23,549	28,255	28,686
Decreases relating to settlements with tax authorities	(482)	(1,948)	(18,204)
Reductions from lapse of applicable statute of limitations	(10,440)	(71,863)	(270,595)
Balance at end of year	$172,594	$151,098	$202,828